ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2026 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] ‒ 98.0%
CHINA EQUITY LONG/SHORT ‒ 2.4%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	$3,201,831	$6,417,797	Monthly	30 Days [f]

CYCLICALS EQUITY LONG/SHORT ‒ 17.8%
Energy Dynamics Fund Limited - Class D	4/1/2018	5,959,341	10,426,912	Monthly	90 Days [d]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	6,439,046	14,934,629	Quarterly	60 Days [e]
Incision Capital Master Fund L.P.	7/1/2025	8,000,000	8,394,652	Quarterly	45 Days
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	6,546,924	13,116,287	Quarterly	30 Days
		26,945,311	46,872,480
EUROPEAN EQUITY LONG/SHORT ‒ 8.9%
Lancaster European LS Equity, Ltd.[i]	2/1/2023	10,092,067	14,813,973	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	5,130,000	8,583,180	Monthly	30 Days [c]
		15,222,067	23,397,153
EVENT DRIVEN EQUITY LONG/SHORT ‒ 4.0%
Hunters Moon Eclipse Fund, Ltd.	2/1/2025	9,000,000	10,636,301	Monthly	30 Days [d]

FINANCIAL EQUITY LONG/SHORT ‒ 8.5%
Azora Offshore Fund, Ltd.	5/1/2018	7,122,458	13,088,332	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	9,358,392	Quarterly	60 Days
		13,822,458	22,446,724
GLOBAL EQUITY LONG/SHORT ‒ 6.7%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,208,656	13,763,847	Quarterly	60 Days [e]
Vellichor Offshore Fund, Ltd.	1/1/2026	5,500,000	4,092,431	Quarterly	45 Days
		13,708,656	17,856,278
HEALTH CARE EQUITY LONG/SHORT ‒ 17.8%
Averill Fund, Ltd.	11/1/2020	3,630,733	7,678,812	Quarterly	60 Days [e]
BCM Scout International, Ltd.	5/1/2022	9,000,000	13,203,403	Quarterly	45 Days [e]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	2,202,159	9,431,176	Quarterly	60 Days
Seligman Healthcare Spectrum Fund LLC	5/1/2025	10,000,000	16,677,440	Monthly	30 Days
		24,832,892	46,990,831
LATIN AMERICA ‒ 4.6%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	6,370,004	12,146,152	Monthly	90 Days

TMT EQUITY LONG ‒ 6.9%
IPPE Liquid (Cayman), L.P.	10/1/2023	3,917,697	8,317,684	Monthly	45 Days
Islander Capital Fund, L.P.	8/1/2025	10,000,000	9,962,555	Quarterly	45 Days [g]
		13,917,697	18,280,239
TMT EQUITY LONG/SHORT ‒ 13.1%
Atreides 150/50 Technology Fund, Ltd.	1/1/2026	3,500,000	4,487,752	Quarterly	60 Days [h]
Atreides Foundation Fund, Ltd.	12/1/2020	5,872,436	12,113,763	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund LLC	1/1/2016	3,986,310	17,827,568	Monthly	30 Days
		13,358,746	34,429,083

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
U.S. SMALL CAP ‒ 7.3%
Medina Value Partners I, L.P.	8/1/2020	8,337,474	15,269,000	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	4,133,089	Quarterly	45 Days
		11,337,474	19,402,089

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 98.0%		151,717,136	258,875,127

TOTAL INVESTMENTS ‒ 98.0%		151,717,136	258,875,127

Other Assets in Excess of Liabilities ‒ 2.0%			5,204,353
SHAREHOLDERS' CAPITAL ‒ 100.0%			$264,079,480

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of July 31, 2026 was $151,717,136 and $258,875,127 respectively.
[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.
[i]	Affiliated investments for which ownership exceeds 5% of the investment’s capital.